Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,951	$ 541
Net income/(loss)	1,220	118
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	48
Depreciation, depletion and amortization	583	514
Impairment of assets (see note D)	14	32
Deferred taxation	182	97
Cash Utilized For Hedge Book Settlements	0	(1,550)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(155)	1,554
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	50	25
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(8)	(98)
Inventories	(119)	(126)
Accounts payable and other current liabilities	154	(73)
Net cash (used)/generated in investing activities	(1,103)	(1,268)
Increase in non-current investments	(215)	(120)
Additions to property, plant and equipment	(939)	(623)
Proceeds on sale of mining assets	12	67
Expenditure on intangible assets	(6)	0
Proceeds on sale of investments	79	62
Proceeds on sale of associate	0	0
Cash outflows from derivatives purchased	0	(670)
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	(13)	(7)
Loans receivable repaid	3	0
Cash of subsidiary disposed	(11)	0
Change in restricted cash	(22)	23
Net cash generated/(used) by financing activities	(253)	916
Repayments of debt	(259)	(1,318)
Issuance of stock	3	793
Share issue expenses	0	(16)
Proceeds from debt	106	2,040
Debt issue costs	0	(34)
Cash (outflows)/inflows from derivatives with financing	0	(453)
Dividends (Paid)/Received	(103)	(96)
Net increase/(decrease) in cash and cash equivalents	595	189
Effect of exchange rate changes on cash	(106)	49
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - September 30,	1,075	1,338
Cash and cash equivalents - January 1, 2011	586
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,016	(86)
Net income/(loss)	1,188	82
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	28
Depreciation, depletion and amortization	276	253
Impairment of assets (see note D)	11	17
Deferred taxation	176	78
Cash Utilized For Hedge Book Settlements		(774)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(1,455)	609
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	1	3
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	144	(208)
Receivables	20	(21)
Inventories	22	(17)
Accounts payable and other current liabilities	68	(136)
Net cash (used)/generated in investing activities	(373)	(666)
Increase in non-current investments	(31)	0
Additions to property, plant and equipment	(352)	(281)
Proceeds on sale of mining assets	5	62
Expenditure on intangible assets	(6)
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		(444)
Proceeds on disposal of subsidiary	9
Loans receivable advanced	0	(3)
Loans receivable repaid	3
Cash of subsidiary disposed	0
Change in restricted cash	(1)	0
Net cash generated/(used) by financing activities	(235)	827
Repayments of debt	(98)	0
Issuance of stock	3	793
Share issue expenses		(16)
Proceeds from debt	0	208
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		(40)
Dividends (Paid)/Received	(140)	(118)
Net increase/(decrease) in cash and cash equivalents	408	75
Effect of exchange rate changes on cash	(89)	21
Cash and cash equivalents - January 1,	152	231
Cash and cash equivalents - September 30,	471	327
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	57	(357)
Net income/(loss)	576	(560)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(17)	342
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Cash Utilized For Hedge Book Settlements		0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(635)	(182)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	117	26
Receivables	0	3
Inventories	0	0
Accounts payable and other current liabilities	16	14
Net cash (used)/generated in investing activities	(72)	(29)
Increase in non-current investments	(69)	(29)
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced	(3)	0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	226	567
Repayments of debt	(150)	(1,000)
Issuance of stock	110	281
Share issue expenses		0
Proceeds from debt	100	994
Debt issue costs		(12)
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	166	304
Net increase/(decrease) in cash and cash equivalents	211	181
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	114	578
Cash and cash equivalents - September 30,	325	759
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	981	1,086
Net income/(loss)	2,045	(232)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,088)	20
Depreciation, depletion and amortization	307	261
Impairment of assets (see note D)	3	15
Deferred taxation	6	19
Cash Utilized For Hedge Book Settlements		(776)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	19	1,715
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	49	22
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(261)	182
Receivables	(28)	(80)
Inventories	(141)	(109)
Accounts payable and other current liabilities	70	49
Net cash (used)/generated in investing activities	(658)	(573)
Increase in non-current investments	(115)	(91)
Additions to property, plant and equipment	(587)	(342)
Proceeds on sale of mining assets	7	5
Expenditure on intangible assets	0
Proceeds on sale of investments	79	62
Cash outflows from derivatives purchased		(226)
Proceeds on disposal of subsidiary	0
Loans receivable advanced	(10)	(4)
Loans receivable repaid	0
Cash of subsidiary disposed	(11)
Change in restricted cash	(21)	23
Net cash generated/(used) by financing activities	(347)	(580)
Repayments of debt	(11)	(318)
Issuance of stock	(110)	(281)
Share issue expenses		0
Proceeds from debt	6	838
Debt issue costs		(22)
Cash (outflows)/inflows from derivatives with financing		(413)
Dividends (Paid)/Received	(232)	(384)
Net increase/(decrease) in cash and cash equivalents	(24)	(67)
Effect of exchange rate changes on cash	(17)	28
Cash and cash equivalents - January 1,	309	291
Cash and cash equivalents - September 30,	279	252
Cash and cash equivalents - January 1, 2011			320
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(103)	(102)
Net income/(loss)	(2,589)	828
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	570	(342)
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Cash Utilized For Hedge Book Settlements		0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	1,916	(588)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced	0	0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	103	102
Repayments of debt	0	0
Issuance of stock	0	0
Share issue expenses		0
Proceeds from debt	0	0
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	103	102
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - September 30,	$ 0	$ 0